CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Cash [Member]	Services [Member]	Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Cash [Member]	Common Stock [Member] Services [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Cash [Member]	Additional Paid-In Capital [Member] Services [Member]	Accumulated Deficit During Development Stage [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010	$ (5,799,691)			$ 15,898	$ 30,786			$ 18,665,312			$ (24,511,687)	$ 0
Balance (in shares) at Dec. 31, 2010				1,589,775	30,786,056
Shares issued to effect reverse merger (in shares)					10,000,000
Shares issued to effect reverse merger	0				10,000			(10,000)
Preferred shares of subsidiary converting at merger (in shares)				(150,161)	799,424
Preferred shares of subsidiary converting at merger	0			(1,502)	799			703
Preferred shares of subsidiary that did not convert at merger (in shares)				(1,439,614)
Preferred shares of subsidiary that did not convert at merger	0			(14,396)				14,396			1,184,450	(1,184,450)
Shares issued for conversion of debt at merger (in shares)					1,919,320
Shares issued for conversion of debt at merger	1,349,291				1,919			1,347,372
Shares issued for debt conversion post-merger (in shares)					3,065,004
Shares issued for debt conversion post-merger	1,735,184				3,065			1,732,119
Stock-based compensation expense	135,545							135,545
Value of warrant liability reclassified to additional paid-in capital	0
Common stock issued (in shares)						825,000	449,931
Common stock issued		825,000	320,533			825	450		824,175	320,083
Shares forfeited and cancelled (in shares)					(684,300)
Shares forfeited and cancelled	0				(684)			684
Beneficial conversion feature of new debt	1,620,955							1,620,955
Net loss	(5,385,803)										(4,896,148)	(489,655)
Balance at Dec. 31, 2011	(5,198,986)			0	47,160			24,651,344			(28,223,385)	(1,674,105)
Balance (in shares) at Dec. 31, 2011				0	47,160,435
Shares issued for conversion of debt (in shares)					10,727,005
Shares issued for conversion of debt	7,346,590				10,727			7,335,863
Stock-based compensation expense	704,524							704,524
Shares issued for cash (in shares)					4,840,832
Shares issued for cash	3,450,338				4,841			3,445,497
Shares issued for exercise of warrants (in shares)					509,848
Shares issued for exercise of warrants	219,999				510			219,489
Value of warrant liability reclassified to additional paid-in capital	2,577,014							2,577,014
Shares issued for services (in shares)					300,000
Shares issued for services	240,000				300			239,700
Beneficial conversion feature of new debt	1,200,433							1,200,433
Preferred shares of subsidiary converting to common stock (in shares)					1,100,252
Preferred shares of subsidiary converting to common stock	0				1,100			(1,100)			(456,032)	456,032
Net loss	(10,416,643)										(9,820,328)	(596,315)
Balance at Dec. 31, 2012	$ 123,269			$ 0	$ 64,638			$ 40,372,764			$ (38,499,745)	$ (1,814,388)
Balance (in shares) at Dec. 31, 2012				0	64,638,372